Risk management - Schedule of reconciliation of accounting capital with regulatory capital (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk Management [Abstract]
Subscribed capital	€ 7,345	€ 7,576	€ 8,092	€ 8,397
Share premium account	36,792	40,079	44,373
Reserves	84,700	76,568	69,278
Treasury shares	(96)	(68)	(1,078)
Attributable profit	14,101	12,574	11,076
Approved dividend	(1,698)	(1,532)	(1,298)
Shareholders’ equity on public balance sheet	141,144	135,197	130,443
Valuation adjustments	(37,973)	(36,596)	(35,020)
Non-controlling interests	9,578	8,726	8,818
TOTAL EQUITY	112,748	107,327	104,241	€ 97,585
Goodwill and intangible assets	(15,037)	(16,098)	(17,313)
Eligible preference shares and participating securities	9,645	10,371	9,002
Accrued dividend	(1,827)	(1,611)	(1,471)
Other adjustments	(11,146)	(9,817)	(8,717)
Tier 1	€ 94,383	€ 90,172	€ 85,742
Ordinary profit assumption	25.00%